UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: December 31

Date of reporting period: July 1, 2006 to September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Commercial Mortgage Securities Trust, Inc.

September 30, 2006 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 120.1%
Healthcare 2.0%
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (b)	$2,000	$1,948
7.471% due 01/15/2019 (b)	1,000	291
8.920% due 01/15/2019 (b)(d)	317	0
9.150% due 11/28/2027 (b)	494	480

		2,719

Hospitality 8.7%
Bear Stearns Commercial Mortgage Securities, Inc.
5.817% due 05/14/2016 (b)(f)	1,500	1,513
Commercial Mortgage Pass-Through Certificates
5.756% due 02/05/2019 (b)	2,000	1,984
Hilton Hotel Pool Trust
0.609% due 10/01/2016 (b)(e)(f)	31,971	779
Host Marriot Pool Trust
8.310% due 08/03/2009 (b)	2,000	2,139
Office Portfolio Trust
6.778% due 02/01/2016 (b)	1,000	1,032
Times Square Hotel Trust
8.528% due 08/01/2026 (b)	3,702	4,257

		11,704

Multi-Class 95.3%
Asset Securitization Corp.
7.384% due 08/13/2029 (f)	750	763
10.115% due 02/14/2041	4,139	4,324
Banc of America Commercial Mortgage, Inc.
7.922% due 11/15/2031 (f)	2,800	3,013
6.290% due 06/11/2035 (b)	700	721
5.918% due 04/11/2036 (b)(f)	945	972
7.224% due 04/15/2036 (f)	2,500	2,685
5.438% due 03/11/2041 (b)	2,000	1,943
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	12	12
7.000% due 05/20/2030 (f)	1,729	1,909
6.500% due 02/15/2032	1,332	1,360
6.625% due 10/15/2032 (b)	1,258	1,119
5.838% due 05/11/2039 (b)	1,000	1,020
5.724% due 02/11/2041 (b)	1,000	999
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (b)(f)	1,367	1,379
Chase Commercial Mortgage Securities Corp.
6.900% due 11/19/2006 (f)	1,500	1,499
6.650% due 07/15/2010 (b)	2,600	2,690
6.484% due 02/12/2016 (b)(f)	1,000	1,047
6.900% due 11/19/2028 (b)	5,500	5,495
6.887% due 10/15/2032 (b)	1,500	1,545
Commercial Mortgage Asset Trust
6.975% due 04/17/2013 (f)	2,500	2,721
Commercial Mortgage Pass-Through Certificates
8.419% due 08/15/2033 (b)	1,500	1,638
6.830% due 02/15/2034 (b)(f)	2,893	3,071
6.586% due 07/16/2034 (b)	1,500	1,604
6.937% due 07/16/2034 (b)	1,500	1,649
CS First Boston Mortgage Securities Corp.
7.460% due 01/17/2035 (f)	2,000	2,223
0.634% due 12/15/2035 (b)(e)	28,381	1,077
5.322% due 08/15/2036 (b)	2,000	1,889
5.568% due 12/15/2036 (b)	2,600	2,596
7.170% due 05/17/2040 (f)	3,000	3,212
CVS Lease Pass-Through
5.880% due 01/10/2028 (b)	1,972	1,957
DLJ Commercial Mortgage Corp.
7.274% due 11/12/2031	135	140
Federal Housing Administration
7.380% due 04/01/2041	2,417	2,460
FFCA Secured Lending Corp.
1.381% due 09/18/2020 (b)(e)	6,752	296
First Union-Bank of America
6.000% due 01/15/2011 (b)	1,000	1,015
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035 (f)	2,000	2,160
GE Capital Commercial Mortgage Corp.
5.312% due 05/10/2043 (f)	1,000	982
5.275% due 07/10/2045 (b)	1,000	966
GMAC Commercial Mortgage Securities, Inc.
6.500% due 03/15/2012	20	21
7.189% due 05/15/2030 (b)	1,500	1,364
6.500% due 05/15/2035 (f)	4,500	4,661
8.335% due 09/15/2035 (b)(f)	1,500	1,635
Greenwich Capital Commercial Funding Corp.
5.419% due 01/05/2036 (b)	1,500	1,493
4.859% due 08/10/2042 (f)	1,500	1,448
GS Mortgage Securities Corp.
6.615% due 02/16/2016 (b)(f)	3,500	3,708
7.644% due 08/05/2018 (b)	3,480	3,733
GSMPS Mortgage Loan Trust
8.000% due 09/20/2027 (b)(f)	1,598	1,684
JPMorgan Chase Commercial Mortgage Securities Corp.
6.162% due 05/12/2034 (f)	2,000	2,087
6.465% due 11/15/2035 (f)	3,000	3,167
5.438% due 05/15/2041 (b)	1,500	1,474
LB-UBS Commercial Mortgage Trust
4.853% due 09/15/2031 (f)	2,000	1,966
6.950% due 03/15/2034 (b)(f)	1,572	1,684
7.290% due 09/15/2034 (b)	2,000	2,155
5.683% due 07/15/2035 (b)	1,500	1,497
Merrill Lynch Mortgage Investors, Inc.
7.401% due 02/15/2030 (f)	2,000	2,077
7.122% due 12/15/2030	1,500	1,643
Morgan Stanley Capital I, Inc.
6.850% due 02/15/2020 (b)(f)	1,000	1,000
7.695% due 10/03/2030 (b)	2,000	1,736
7.217% due 12/15/2031	200	208
7.590% due 04/30/2039 (b)(f)	2,000	2,081
5.375% due 11/14/2042 (f)	500	493
Mortgage Capital Funding, Inc.
7.531% due 04/20/2007 (f)	1,000	1,006
Nationslink Funding Corp.
7.050% due 02/20/2008 (b)	2,000	2,033
7.105% due 01/20/2013 (b)	2,500	2,661
Prudential Securities Secured Financing Corp.
6.755% due 08/15/2011 (b)	2,000	2,095
Trizec Hahn Office Properties
7.604% due 05/15/2016 (b)	3,000	3,265
Wachovia Bank Commercial Mortgage Trust
6.290% due 04/15/2034 (b)	2,000	2,067
4.982% due 02/15/2035 (b)	1,020	984
5.518% due 01/15/2041 (b)	1,500	1,478
5.188% due 02/15/2041 (b)	2,500	2,434
0.125% due 10/15/2041 (b)(e)	47,943	1,027

		128,216

Multi-Family 6.6%
Commercial Capital Access One, Inc.
7.618% due 11/15/2028 (b)	3,000	3,144
Fannie Mae
8.353% due 12/25/2015 (b)	1,084	1,085
9.375% due 04/01/2016 (f)	178	182
7.875% due 11/01/2018	21	21
5.237% due 07/01/2035 (f)	1,451	1,449
Federal Housing Administration
8.360% due 01/01/2012	196	199
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024 (f)	731	743
9.733% due 01/15/2024	2,000	2,065

		8,888

Other Mortgage-Backed Securities 7.5%
Continental Airlines, Inc.
6.545% due 08/02/2020	960	977
Denver Arena Trust
6.940% due 11/15/2019 (b)	2,012	2,050
First International Bank
11.080% due 04/15/2026	1,856	140
LB Commercial Conduit Mortgage Trust
6.000% due 11/19/2035 (b)	5,000	5,052
Nextcard Credit Card Master Note Trust
9.454% due 12/15/2006	1,000	88
Northwest Airlines, Inc.
7.041% due 04/01/2022	1,791	1,781
US Airways Inc.
9.330% due 01/01/2024 (d)	633	5

		10,093

Total Commercial Mortgage-Backed Securities (Cost $163,677)		161,620

CORPORATE BONDS & NOTES 6.2%
Banking & Finance 0.7%
GMAC LLC
6.000% due 09/15/2008	180	175
Tenneco, Inc.
8.625% due 11/15/2014	750	744

		919

Industrials 4.4%
CCO Holdings LLC
8.750% due 11/15/2013	500	506
CSC Holdings, Inc.
7.875% due 02/15/2018	1,300	1,355
HCA, Inc.
6.950% due 05/01/2012	1,250	1,099
Intelsat Bermuda Ltd.
9.250% due 06/15/2016	1,000	1,056
Primedia, Inc.
8.875% due 05/15/2011	500	491
RH Donnelley Corp.
8.875% due 01/15/2016	950	957
Sungard Data Systems, Inc.
9.125% due 08/15/2013	500	520

		5,984

Utilities 1.1%
Cincinnati Bell, Inc.
8.375% due 01/15/2014	500	508
NRG Energy, Inc.
7.250% due 02/01/2014	350	348
7.375% due 02/01/2016	650	648

		1,504

Total Corporate Bonds & Notes (Cost $8,378)		8,407

REAL ESTATE ASSET-BACKED SECURITIES 23.6%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	2,162
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,822
7.970% due 05/01/2032	1,000	832
CS First Boston Mortgage Securities Corp.
7.000% due 02/25/2033 (f)	961	962
Fannie Mae
5.000% due 11/25/2035 (f)	419	353
6.059% due 07/01/2012 (f)	7,882	8,174
6.494% due 09/25/2023	53	55
7.000% due 08/01/2033 - 11/01/2033 (f)	1,888	1,942
8.000% due 07/01/2009 - 08/01/2015 (f)	253	258
8.000% due 10/01/2010 - 06/01/2015	53	54
8.500% due 07/01/2008 - 03/01/2029	157	165
8.500% due 09/01/2022 - 04/01/2032 (f)	737	791
Freddie Mac
5.000% due 02/15/2036 (f)	335	287
6.077% due 08/01/2025 (f)	297	297
7.000% due 08/01/2007 - 07/01/2026	378	388
7.000% due 11/01/2010 - 08/01/2032 (f)	1,363	1,398
8.000% due 07/01/2010 - 06/01/2015	41	43
8.500% due 11/15/2021 (f)	771	822
Government National Morgage Association
6.000% due 04/16/2031	68	68
Green Tree Financial Corp.
7.050% due 02/15/2027	922	799
6.810% due 12/01/2027	537	554
7.070% due 01/15/2029	167	172
6.220% due 03/01/2030 (f)	625	630
6.760% due 03/01/2030	480	495
6.180% due 04/01/2030	155	151
6.530% due 02/01/2031	862	808
Greenpoint Manufactured Housing
8.300% due 10/15/2026	2,000	1,929
7.590% due 11/15/2028	117	121
Keystone Owner Trust
9.000% due 01/25/2029 (b)	612	613
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023	30	30
Merrill Lynch Mortgage Investors, Inc.
4.802% due 08/25/2033	806	737
Oakwood Mortgage Investors, Inc.
5.560% due 05/15/2013	155	142
6.890% due 11/15/2032	1,000	265
Ocwen Residential MBS Corp.
6.823% due 06/25/2039 (b)	687	545
7.000% due 10/25/2040 (b)	1,490	1,210
Salomon Brothers Mortgage Securities VII, Inc.
7.500% due 05/25/2026	8	8
Saxon Asset Securities Trust
8.640% due 09/25/2030	547	312
Structured Asset Investment Loan Trust
8.324% due 10/25/2033	500	502
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	434
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (b)	397	396

Total Real Estate Asset-Backed Securities (Cost $31,870)		31,726

SHORT-TERM INSTRUMENTS 1.0%
Repurchase Agreement 0.9%
Credit Suisse First Boston
5.050% due 10/02/2006	800	800
(Dated 09/29/2006. Collateralized by U.S. Treasury Notes 4.000% due 11/15/2012 valued at $825. Repurchase proceeds are $800.)
State Street Bank & Trust Company
4.900% due 10/02/2006	472	472
(Dated 09/29/2006. Collateralized by U.S. Treasury Note 4.375% due 11/15/2008 valued at $485. Repurchase proceeds are $472.)

		1,272

U.S. Treasury Bills 0.1%
4.818% due 11/30/2006-12/14/2006 (a)(g)	90	89

Total Short-Term Instruments (Cost $1,361)		1,361

Total Investments (c) (Cost $205,286)	150.9%	$203,114
Other Assets and Liabilities (Net)	(50.9%)	(68,551)

Net Assets	100.0%	$134,563

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Coupon represents a weighted average rate.

(b) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(c) As of September 30, 2006, portfolio securities with an aggregate market value of $5,503 were valued in good faith and pursuant to guidelines established by the Board of Directors.

(d) Security is in default.

(e) Interest only security.

(f) The average amount of borrowings outstanding during the Nine-months ended September 30, 2006 was $68,072 at a weighted average interest rate of 5.05%. On September 30, 2006, securities valued at $74,811 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) Securities with an aggregate market value of $89 have been segregated with the custodian to cover margin requirements for the following open futures contracts on September 30, 2006:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond December Futures	Long	12/2006	89	$(129)

(h) Swap agreements outstanding on September 30, 2006:

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.650%	06/21/2026	$165,000	$7,082
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.650%	06/21/2026	193,000	(11,853)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.600%	06/21/2026	28,000	1,044
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	12,300	(567)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.405%	02/23/2016	53,000	210
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.800%	02/23/2016	53,000	17
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.700%	06/21/2025	40,000	2,015
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.700%	06/21/2025	40,300	(2,401)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	4,200	(244)

						$(4,697)

(i) On September 30, 2006, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$6,016	$(8,188)	$(2,172)

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act 1940 is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	November 28, 2006

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 28, 2006